JOINT VENTURES AND ASSOCIATES - Share of profit or loss of joint ventures and associates investments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates	$ 65,975	$ 1,240,958	$ 305,687	$ 1,298,505
Trigall Genetics S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			(98,280)	15,430
Synertech Industrias S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			376,635	1,267,200
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and affiliates			$ 27,332	$ 15,875